Related Party Transactions and Balances (Details)		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended				1 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Aug. 12, 2010 Sino Bioway item	Dec. 31, 2012 Sino Bioway USD ($)	Dec. 31, 2011 Sino Bioway USD ($)	Dec. 31, 2010 Sino Bioway USD ($)	Aug. 12, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory	Dec. 31, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory USD ($) item	Dec. 31, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory CNY	Aug. 12, 2010 Sino Bioway Before amendment, one operating lease agreement, production plant and laboratory USD ($)	Aug. 12, 2010 Sino Bioway Before amendment, one operating lease agreement, production plant and laboratory CNY	Aug. 12, 2010 Sino Bioway After amendment, one operating lease agreement, production plant and laboratory USD ($)	Aug. 12, 2010 Sino Bioway After amendment, one operating lease agreement, production plant and laboratory CNY	Jun. 30, 2007 Sino Bioway Operating lease agreement, expansion of production plant and laboratory USD ($)	Jun. 30, 2007 Sino Bioway Operating lease agreement, expansion of production plant and laboratory CNY	Sep. 30, 2010 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Sep. 30, 2010 Sino Bioway Operating lease agreement, R&D expansion CNY	Dec. 31, 2012 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Dec. 31, 2012 Sino Bioway Operating lease agreement, R&D expansion CNY	Dec. 31, 2011 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Dec. 31, 2011 Sino Bioway Operating lease agreement, R&D expansion CNY	Dec. 31, 2012 Directors USD ($)	Dec. 31, 2011 Directors USD ($)	Dec. 31, 2010 Directors USD ($)	Dec. 31, 2012 Dalian Jin Gang Group USD ($)	Dec. 31, 2012 Dalian Jin Gang Group CNY	May 21, 2012 Dalian Jin Gang Group Sinovac Dalian CNY
Related Party Transactions and Balances
Loan from non-controlling shareholder	$ 3,230,125																							$ 3,230,125	20,000,000
Interest rate on loan from related party (as a percent)																								7.20%	7.20%
Loan receivable from related party																										15,000,000
Interest rate on loan to related party (as a percent)																										6.00%
Rent expenses incurred to related party			822,713	804,565	581,941
Operating lease, annual rent							224,504	1,398,680	72,647	452,600	217,942	1,357,800	327,967	2,043,270	138,232	861,202
Number of operating lease agreements entered with related party							2	2
Term of lease						20 years							20 years	20 years	5 years	5 years
Number of lease agreements amended		1
Prepaid lease payments included in current and long-term prepaid expenses																	417,484	2,600,970	543,965	3,462,172
Management consulting services and director fees																					252,075	274,812	176,032
Due to related parties included in accounts payable and accrued liabilities																					$ 31,250	$ 168,818	$ 56,250